Retirement Plans (Tables)	12 Months Ended
May. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans
Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Defined benefit pension plans funding	$0.4	$0.4	$2.4
Postretirement benefit plan funding	1.1	0.9	0.8

Change In Benefit Obligation
The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 31, 2015 and May 25, 2014:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2015	2014	2015	2014
Change in Benefit Obligation:
Benefit obligation at beginning of period	$283.9	$276.8	$38.5	$29.9
Service cost	1.1	4.4	0.5	0.7
Interest cost	10.0	10.2	1.0	1.4
Plan amendments	—	(0.6)	(26.9)	—
Plan curtailments	—	(6.4)	—	(4.8)
Plan settlements	(15.8)	—	—	—
Participant contributions	—	—	0.4	0.5
Benefits paid	(8.6)	(13.3)	(1.5)	(1.4)
Actuarial loss	17.8	12.8	6.0	12.2
Benefit obligation at end of period	$288.4	$283.9	$18.0	$38.5

Change In Plan Assets

Change in Plan Assets:
Fair value at beginning of period	$243.9	$234.1	$—	$—
Actual return on plan assets	16.7	22.7	—	—
Employer contributions	0.4	0.4	1.1	0.9
Plan settlements	(15.8)	—	—	—
Participant contributions	—	—	0.4	0.5
Benefits paid	(8.6)	(13.3)	(1.5)	(1.4)
Fair value at end of period	$236.6	$243.9	$—	$—

Reconciliation Of The Plan's Funded Status

Reconciliation of the Plans’ Funded Status:
Unfunded status at end of period	$(51.8)	$(40.0)	$(18.0)	$(38.5)

Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)
The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 31, 2015	May 25, 2014	May 31, 2015	May 25, 2014
Components of the Consolidated Balance Sheets:
Current liabilities	$—	$—	$1.1	$1.1
Non-current liabilities	51.8	40.0	16.9	37.4
Net amounts recognized	$51.8	$40.0	$18.0	$38.5
Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$—	$—	$14.9	$—
Net actuarial gain (loss)	(68.7)	(64.0)	(9.0)	(5.8)
Net amounts recognized	$(68.7)	$(64.0)	$5.9	$(5.8)

Accumulated Benefit Obligations In Excess Of Plan Assets
The following is a summary of our accumulated and projected benefit obligations for our defined benefit plans:

(in millions)	May 31, 2015	May 25, 2014
Accumulated benefit obligation for all defined benefit plans	$288.4	$283.3
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	288.4	283.3
Fair value of plan assets	236.6	243.9
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	288.4	283.9

Weighted-Average Assumptions Used
The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2015	2014	2015	2014
Weighted-average assumptions used to determine benefit obligations at May 31 and May 25 (1)
Discount rate	4.43%	4.41%	4.22%	4.45%
Rate of future compensation increases	N/A	3.86%	N/A	N/A
Weighted-average assumptions used to determine net expense for fiscal years ended May 31 and May 25 (2)
Discount rate	4.41%	4.60%	4.26%	4.74%
Expected long-term rate of return on plan assets	7.00%	8.00%	N/A	N/A
Rate of future compensation increases	3.86%	4.04%	N/A	N/A

(1)	Determined as of the end of fiscal year.

(2)	Determined as of the beginning of fiscal year.

Components Of Net Periodic Benefit Cost
Components of net periodic benefit cost included in continuing operations are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2015	2014	2013	2015	2014	2013
Service cost	$1.1	$4.4	$4.7	$0.5	$0.7	$0.8
Interest cost	10.0	10.2	9.9	1.0	1.4	1.3
Expected return on plan assets	(15.2)	(17.1)	(19.4)	—	—	—
Amortization of unrecognized prior service cost	—	0.1	0.1	(2.8)	(0.1)	(0.1)
Recognized net actuarial loss	2.6	9.0	8.8	0.8	—	—
Settlement loss recognized	6.1	—	—	—	—	—
Curtailment gain recognized	—	(0.5)	—	—	—	—
Net pension and postretirement cost (benefit)	$4.6	$6.1	$4.1	$(0.5)	$2.0	$2.0

Fair Values Of Defined Benefit Pension Plans Assets
The fair values of the defined benefit pension plans assets at their measurement dates of May 31, 2015 and May 25, 2014, are as follows:

		Items Measured at Fair Value at May 31, 2015
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$75.8	$—	$75.8	$—
International Commingled Funds	(2)	25.7	—	25.7	—
Emerging Market Commingled Funds	(3)	13.1	—	13.1	—
Real Estate Commingled Funds	(4)	6.9	—	6.9	—
Fixed-Income:
U.S. Treasuries	(5)	25.1	25.1	—	—
U.S. Corporate Securities	(5)	41.4	—	41.4	—
International Securities	(5)	8.3	—	8.3	—
Public Sector Utility Securities	(5)	14.5	—	14.5	—
Global Fixed Income Commingled Fund	(6)	24.0	—	24.0	—
Cash & Accruals		1.8	1.8	—	—
Total		$236.6	$26.9	$209.7	$—

		Items Measured at Fair Value at May 25, 2014
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$87.5	$—	$87.5	$—
International Commingled Funds	(2)	31.2	—	31.2	—
Emerging Market Commingled Funds	(3)	13.3	—	13.3	—
Real Estate Commingled Funds	(4)	10.5	—	10.5	—
Fixed-Income:
U.S. Treasuries	(5)	27.6	27.6	—	—
U.S. Corporate Securities	(5)	48.0	—	48.0	—
International Securities	(5)	10.0	—	10.0	—
Public Sector Utility Securities	(5)	13.1	—	13.1	—
Cash & Accruals		2.7	2.7	—	—
Total		$243.9	$30.3	$213.6	$—

(1)
U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

(2)
International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

(3)
Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

(4)
Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

(5)
Fixed-income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.

(6)
Global fixed income commingled fund is comprised of investments in U.S. and non-U.S. government fixed income securities. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the fund. There are no redemption restrictions associated with these funds.

Expected Benefit Payments
The following benefit payments are expected to be paid between fiscal 2016 and fiscal 2025:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2016	$10.2	$1.1
2017	10.7	1.1
2018	11.0	1.0
2019	11.5	1.0
2020	12.3	1.0
2021-2025	72.5	4.7